Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 98.5%
Aerospace & Defense — 0.5%
Airbus S.E.	9,270	$1,707,801
Apparel — 0.5%
NIKE, Inc., Class B	19,516	1,834,114
Auto Manufacturers — 1.3%
Ferrari N.V.	4,012	1,748,991
Rivian Automotive, Inc., Class A*	122,261	1,338,758
Tesla, Inc.*	8,234	1,447,455
		4,535,204
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.*	132,468	373,560
Biotechnology — 1.4%
Argenx S.E., ADR*	4,316	1,699,296
Legend Biotech Corp., ADR*	17,949	1,006,759
Vertex Pharmaceuticals, Inc.*	5,416	2,263,942
		4,969,997
Chemicals — 0.5%
Linde PLC	3,744	1,738,414
Commercial Services — 0.7%
Cintas Corp.	1,536	1,055,278
TransUnion	16,087	1,283,743
		2,339,021
Computers — 8.2%
Accenture PLC, Class A	2,113	732,387
Apple, Inc.	144,837	24,836,649
Fortinet, Inc.*	39,547	2,701,455
		28,270,491
Diversified Financial Services — 6.3%
Ant Group Co., Ltd.(1),*,#	385,173	388,486
Mastercard, Inc., Class A	17,667	8,507,897
The Charles Schwab Corp.	32,216	2,330,505
Visa, Inc., Class A	37,561	10,482,524
		21,709,412
Electronics — 0.0%
Amphenol Corp., Class A	228	26,300
Healthcare Products — 3.4%
Danaher Corp.	8,994	2,245,982
Intuitive Surgical, Inc.*	13,370	5,335,833
Stryker Corp.	4,523	1,618,646
Thermo Fisher Scientific, Inc.	4,244	2,466,655
		11,667,116
Healthcare Services — 2.4%
UnitedHealth Group, Inc.	16,688	8,255,554
Insurance — 0.6%
Chubb Ltd.	7,912	2,050,236
Internet — 23.7%
Alphabet, Inc., Class A*	112,030	16,908,688
Alphabet, Inc., Class C*	28,540	4,345,500
	Number of Shares	Value†

Internet — (continued)
Amazon.com, Inc.*	141,665	$25,553,533
Booking Holdings, Inc.	360	1,306,037
Coupang, Inc.*	137,725	2,450,128
Maplebear, Inc.*	3,755	140,024
Meta Platforms, Inc., Class A	33,812	16,418,431
Netflix, Inc.*	7,668	4,657,006
Pinterest, Inc., Class A*	48,583	1,684,373
Shopify, Inc., Class A*	34,544	2,665,760
Spotify Technology S.A.*	9,192	2,425,769
Uber Technologies, Inc.*	41,673	3,208,404
		81,763,653
Lodging — 0.6%
Las Vegas Sands Corp.	38,113	1,970,442
Machinery — Diversified — 0.4%
Rockwell Automation, Inc.	4,300	1,252,719
Miscellaneous Manufacturing — 0.9%
Teledyne Technologies, Inc.*	7,624	3,273,136
Oil & Gas Services — 0.8%
Schlumberger N.V.	53,940	2,956,451
Pharmaceuticals — 5.0%
Eli Lilly & Co.	15,305	11,906,678
The Cigna Group.	11,134	4,043,757
Zoetis, Inc.	8,503	1,438,793
		17,389,228
Retail — 2.4%
Chipotle Mexican Grill, Inc.*	978	2,842,821
Dollar General Corp.	21,383	3,337,031
Floor & Decor Holdings, Inc., Class A*	8,059	1,044,607
Ross Stores, Inc.	7,671	1,125,796
		8,350,255
Semiconductors — 13.4%
Advanced Micro Devices, Inc.*	16,216	2,926,826
ASML Holding N.V.	5,052	4,902,814
Intel Corp.	35,315	1,559,864
Lam Research Corp.	2,422	2,353,143
NVIDIA Corp.	37,040	33,467,862
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,988	1,086,767
		46,297,276
Software — 24.1%
Adobe, Inc.*	7,945	4,009,047
Atlassian Corp., Class A*	14,396	2,808,804
Autodesk, Inc.*	10,369	2,700,295
Dayforce, Inc.*	13,252	877,415
Dynatrace, Inc.*	27,365	1,270,831
Fiserv, Inc.*	26,016	4,157,877
Intuit, Inc.	7,670	4,985,500
Magic Leap, Inc., Class A(1),*,#	1,353	6,494
Microsoft Corp.	111,359	46,850,958
Monday.com Ltd.*	1,443	325,930

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
MongoDB, Inc.*	1,415	$507,476
Roper Technologies, Inc.	4,189	2,349,359
Salesforce, Inc.	14,811	4,460,777
ServiceNow, Inc.*	7,093	5,407,703
Snowflake, Inc., Class A*	4,537	733,179
Stripe, Inc., Class B(1),*,#	8,608	223,808
Synopsys, Inc.*	2,921	1,669,352
		83,344,805
Telecommunications — 0.7%
T-Mobile US, Inc.	14,003	2,285,570
Transportation — 0.6%
Old Dominion Freight Line, Inc.	9,716	2,130,816
TOTAL COMMON STOCKS (Cost $187,034,146)		340,491,571

PREFERRED STOCKS — 1.1%
Auto Manufacturers — 0.5%
Dr. Ing. h.c. F. Porsche AG	14,442	1,436,371
Waymo LLC, Series A-2, CONV(1),*,#	3,737	230,573
		1,666,944
Electronics — 0.6%
GM Cruise, Class F, CONV(1),*,#	27,200	158,848
Sartorius AG*	5,210	2,068,946
		2,227,794
TOTAL PREFERRED STOCKS (Cost $4,037,973)		3,894,738

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)	1,305,039	1,305,039
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.550%)	331,726	331,726
TOTAL SHORT-TERM INVESTMENTS (Cost $1,636,765)		1,636,765
TOTAL INVESTMENTS — 100.1% (Cost $192,708,884)		$346,023,074
Other Assets & Liabilities — (0.1)%		(396,881)
TOTAL NET ASSETS — 100.0%		$345,626,193

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $1,008,209 which represented 0.3% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	08/14/23	$385,173	$388,486
GM Cruise, Class F	05/07/19	496,400	158,848
Magic Leap, Inc., Class A	01/20/16	657,500	6,494
Stripe, Inc., Class B	12/17/19	135,060	223,808
Waymo LLC, Series A-2	05/08/20	320,886	230,573
Total		$1,995,019	$1,008,209
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2024††
United States	93%
Netherlands	2
Germany	1
Australia	1
Canada	1
Sweden	1
Switzerland	1
Total	100%
††	% of total investments as of March 31, 2024.

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